Concession Financial and Sector Assets and Liabilities - Schedule of Changes in Concession Financial Assets (Details) - BRL (R$) R$ in Millions		12 Months Ended
	Jul. 20, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance		R$ 5,993
Amounts received	R$ 47	(331)	R$ (309)	R$ (281)
Ending balance		6,540	5,993
Assets related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Beginning balance		5,049
Ending balance		5,735	5,049
Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		5,049	4,326	3,924
Transfers from contract assets		363	670	110
Transfers from (to) intangible assets			(22)	(9)
Monetary updating			556	582
Fair Value Adjustments			(172)
Disposals		654	(1)	(1)
Amounts received		(331)	(308)	(280)
Ending balance		5,735	5,049	4,326
Energy Distribution [Member] | Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,370	684	530
Transfers from contract assets		363	670	110
Transfers from (to) intangible assets			(22)	(9)
Monetary updating			39	54
Disposals		148	(1)	(1)
Ending balance		1,881	1,370	684
Generation [member] | Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		3,642	3,608	3,365
Monetary updating			514	523
Fair Value Adjustments			(172)
Disposals		505
Amounts received		(331)	(308)	(280)
Ending balance		3,816	3,642	3,608
Gas Distribution [Member] | Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		37	34	29
Monetary updating			3	5
Disposals		1
Ending balance		R$ 38	R$ 37	R$ 34